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                                                              February 26, 2010




Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549



        Re: Van Kampen Exchange Fund
            Definitive Proxy Materials

Ladies and Gentlemen:


        Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(b) of the General Rules and Regulations promulgated thereunder, the Van Kampen Exchange Fund hereby files via EDGAR a copy of the definitive proxy materials. No filing fee is paid herewith because no filing fee is required.


        If you have any questions regarding the foregoing, please contact the undersigned at (312) 407-0863 or Stefanie V. Chang Yu at (212) 296-6970.


                                Very truly yours,

                                /s/ Charles B. Taylor
                                    -----------------------------


Enclosures